Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Discount rate (in percent)	1.80%	1.30%
Inflation (in percent)	2.60%	2.20%
Rate of increase in salaries (in percent)	3.20%	2.90%
Rate of increase for pensions in payment (where provided) (in percent)	2.50%	2.10%
Rate of increase for pensions in deferment (where provided) (in percent)	2.70%	2.30%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate (in percent)	3.60%	3.30%
Rate of increase in salaries (in percent)	3.00%	3.00%
Long-term medical cost inflation (in percent)	5.10%	5.10%